Schedule of profit (loss) before tax (Details)	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 HKD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2023 HKD ($)
Notes and other explanatory information [abstract]
Expense relating to short-term leases	$ 373,687	$ 2,908,520	$ 1,499,771	$ 2,174,712
Written off of property, plant and equipment	15,521	120,803	526,279	6,702,181
Employer's contribution to defined contribution plan (included in staff costs below)	585,148	4,554,380	5,270,478	5,402,612
Impairment of property, plant and equipment	241,205	1,877,371	4,549,381
Impairment of right-of-use asset	527,031	4,102,040	5,013,080
- key management personnel and directors’ remuneration (Note 33)		6,545,039	4,585,352	7,788,000
- directors' emoluments	840,908	6,545,039	4,585,352	7,788,000
- staff costs (including key management personnel and directors’ remuneration)		$ 150,215,156	$ 169,577,298	$ 177,874,361
- staff costs (including directors' emoluments (Note 33))	$ 19,299,674